Property, Plant and Equipment - Cost and Accumulated Depreciation (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Property, plant, and equipment and finance lease right-of-use asset, before accumulated depreciation and amortization		$ 2,098	$ 2,522
Less accumulated depreciation		(1,458)	(1,674)
Property, plant, and equipment and finance lease right-of- use asset, after accumulated depreciation and amortization	[1]	640	848
Land and land improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant, and equipment and finance lease right-of-use asset, before accumulated depreciation and amortization		45	90
Buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant, and equipment and finance lease right-of-use asset, before accumulated depreciation and amortization		194	253
Plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant, and equipment and finance lease right-of-use asset, before accumulated depreciation and amortization		1,784	2,070
Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Property, plant, and equipment and finance lease right-of-use asset, before accumulated depreciation and amortization		$ 75	$ 109

[1]	At December 31, 2022 and 2021, the following amounts from consolidated variable interest entities are included in the respective balance sheet captions above: $6 and $4 of cash and cash equivalents; $9 and $7 of accounts receivable, net; $6 and $2 of inventories; $3 each of property, plant and equipment, net; $2 and nil of operating lease right-of-use assets; $2 and $5 of intangible assets, net; $3 each of accounts payable; and $4 and $3 of accrued liabilities. See "Note 9. Variable Interest Entities."